Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Assets at Fair Value Through Profit or Loss
	December 31, 2024	December 31, 2023
Current items:
Financial assets mandatorily measured at fair value through profit or loss
Investment in a rent-a-captive company	$1,000	$995,101